UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

________

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73013

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2017

Date of reporting period: November 30, 2017

Item 1. Reports to Stockholders.

Exchange Traded Concepts Trust REX Gold Hedged S&P 500 ETF

Annual Report

November 30, 2017

REX Gold Hedged S&P 500 ETF

Table of Contents

Management Discussion of Fund Performance	2
Consolidated Schedule of Investments	4
Consolidated Statement of Assets and Liabilities	8
Consolidated Statements of Operations	9
Consolidated Statements of Changes in Net Assets	10
Consolidated Financial Highlights	11
Notes to the Consolidated Financial Statements	12
Report of Independent Registered Public Accounting Firm	24
Trustees and Officers of the Trust	25
Disclosure of Fund Expenses	28
Supplemental Information	29

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to the Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-REX-1414; and (ii) on the Commission’s website at http://www.sec.gov.

REX Gold Hedged S&P 500 ETF

Management Discussion of Fund Performance

November 30, 2017 (Unaudited)

Dear REX Gold Hedged S&P 500 ETF Shareholders,

Thank you for your investment in the REX Gold Hedged S&P 500 ETF (the “Fund” or “GHS”). The information presented in this Report relates to the operations of GHS for the fiscal period ended November 30, 2017.

The Fund seeks to outperform the total return performance of the S&P 500 Dynamic Gold Hedged Index by actively hedging the returns of the S&P 500® Index using gold futures. The S&P 500 Dynamic Gold Hedged Index, measures the total return performance of the S&P 500® Index plus a long position in gold futures contracts, the notional value of which is comparable to the value of the exposure to the S&P 500® Index.

From December 1, 2016 through November 30, 2017, the Fund returned 30.50% at its mid-market price and 30.55% at the NAV. The S&P 500 Dynamic Gold Hedged Index experienced a total return of 31.11% during this same period.

GHS gained exposure to the S&P 500 Index via an optimized basket of securities comprising the S&P 500 Index; as well as with S&P 500 E-mini futures. For the period from December 1, 2016 through November 30, 2017, the optimized S&P 500 basket contributed 19.55%, and the S&P 500 E-mini futures contributed 3.78%. The total contribution to the Fund for the period was a positive 23.33%, compared to the total return of S&P 500 index of 22.87% over the same period.

We appreciate your investment in the REX Gold Hedged S&P 500 ETF.

Sincerely,

J. Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

REX Gold Hedged S&P 500 ETF

Management Discussion of Fund Performance

November 30, 2017 (Unaudited) (Concluded)

Growth of a $10,000 Investment‡
(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2017*
	One Year Return†		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price
Rex Gold Hedged S&P 500 ETF	30.55%	30.50%	19.56%	19.56%
S&P 500 Dynamic Gold Hedged Index	31.11%	31.11%	19.88%	19.88%
S&P 500 Index	22.87%	22.87%	18.59%	18.59%

*	Fund commenced operations on April 4, 2016.
‡	Unaudited
†

Effective September 25, 2017, the Trust’s Board of Trustees approved a change to the Fund’s fiscal year end from March 31st to November 30th. Total returns are shown for the period December 1, 2016 to November 30, 2017 and will not correlate with the returns noted in the financial highlights.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Please visit rexetf.com or call 1-(844)-REX-1414 for most recent month end performance and expenses.

Current performance may be lower or higher than the performance data shown above.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance.

REX Gold Hedged S&P 500 ETF

Consolidated Schedule of Investments

November 30, 2017

Description	Shares	Fair Value
COMMON STOCK — 84.7%

Consumer Discretionary — 10.2%
Amazon.com *	75	$88,257
AutoZone *	12	8,241
Best Buy	94	5,603
Carnival	233	15,294
CBS, Cl B	144	8,073
Charter Communications, Cl A *	45	14,679
Comcast, Cl A	890	33,411
Delphi Automotive	93	9,734
Dollar General	93	8,191
Dollar Tree *	78	8,015
Ford Motor	882	11,043
General Motors	297	12,797
Home Depot	206	37,043
Lowe's	189	15,757
McDonald's	153	26,311
Netflix *	99	18,570
Newell Brands	148	4,584
NIKE, Cl B	277	16,736
Omnicom Group	72	5,144
O'Reilly Automotive *	33	7,795
Priceline Group *	12	20,877
Ross Stores	147	11,176
Starbucks	290	16,768
Target	168	10,064
Tiffany	71	6,710
Time Warner	148	13,543
TJX	157	11,861
Twenty-First Century Fox, Cl A	333	10,636
Ulta Beauty *	25	5,543
VF	133	9,704
Walt Disney	274	28,721
Yum! Brands	79	6,594
		507,475
Consumer Staples — 6.7%
Altria Group	333	22,587
Archer-Daniels-Midland	124	4,945
Coca-Cola	648	29,659
Colgate-Palmolive	211	15,287
Conagra Brands	177	6,607
Constellation Brands, Cl A	40	8,704
Costco Wholesale	72	13,279
CVS Caremark	171	13,099
Dr Pepper Snapple Group	76	6,854
Estee Lauder, Cl A	55	6,866
General Mills	165	9,332
JM Smucker	65	7,584
Kellogg	99	6,550
Kimberly-Clark	69	8,263
Kraft Heinz	96	7,812
Kroger	234	6,051
Molson Coors Brewing, Cl B	66	5,155
Mondelez International, Cl A	262	11,250
Monster Beverage *	117	7,332
PepsiCo	211	24,586
Philip Morris International	285	29,284
Procter & Gamble	418	37,616
Sysco	129	7,447
Tyson Foods, Cl A	85	6,991
Walgreens Boots Alliance	132	9,604
Wal-Mart Stores	208	20,224
		332,968
Energy — 5.0%
Anadarko Petroleum	159	7,646
Apache	126	5,271
Baker Hughes a GE	205	6,095
Chevron	339	40,337
ConocoPhillips	244	12,415
Devon Energy	229	8,823
EOG Resources	138	14,120
Exxon Mobil	757	63,050
Halliburton	240	10,027
Kinder Morgan	481	8,288
Marathon Petroleum	141	8,831
Occidental Petroleum	193	13,607
Phillips 66	88	8,585
Pioneer Natural Resources	66	10,299
Schlumberger	280	17,598

The accompanying notes are an integral part of the financial statements.

REX Gold Hedged S&P 500 ETF

Consolidated Schedule of Investments

November 30, 2017 (Continued)

Description	Shares	Fair Value
Valero Energy	117	$10,018
Williams	228	6,623
		251,633
Financials — 13.0%
Aflac	96	8,413
Allstate	105	10,779
American Express	162	15,829
American International Group	174	10,433
Aon	83	11,638
Bank of America	1,879	52,931
Bank of New York Mellon	267	14,616
BB&T	237	11,713
Berkshire Hathaway, Cl B *	317	61,184
BlackRock, Cl A	30	15,036
Brighthouse Financial *	96	5,644
Capital One Financial	129	11,868
Charles Schwab	314	15,320
Chubb	67	10,191
Citigroup	467	35,259
CME Group, Cl A	86	12,860
Discover Financial Services	138	9,743
Goldman Sachs Group	81	20,058
Hartford Financial Services Group	132	7,582
Intercontinental Exchange	120	8,574
JPMorgan Chase	578	60,413
M&T Bank	93	15,712
Marsh & McLennan	89	7,470
MetLife	240	12,884
Morgan Stanley	318	16,412
PNC Financial Services Group	120	16,867
Progressive	208	11,061
Prudential Financial	90	10,426
S&P Global	89	14,728
State Street	139	13,254
SunTrust Banks	249	15,346
Synchrony Financial	287	10,300
T Rowe Price Group	119	12,247
Travelers	72	9,761
US Bancorp	287	15,828
Wells Fargo	829	46,814
Willis Towers Watson	51	8,201
		647,395
Health Care — 11.8%
Abbott Laboratories	325	18,320
AbbVie	300	29,075
Aetna	88	15,855
Alexion Pharmaceuticals	54	5,930
Allergan	78	13,559
Amgen	127	22,309
Anthem	52	12,218
Baxter International	130	8,519
Becton Dickinson	54	12,323
Biogen *	39	12,565
Boston Scientific *	467	12,273
Bristol-Myers Squibb	288	18,199
Cardinal Health	87	5,150
Celgene *	147	14,822
Cigna	61	12,916
Danaher	139	13,116
Edwards Lifesciences *	57	6,680
Eli Lilly	196	16,589
Express Scripts Holding *	167	10,885
Gilead Sciences	252	18,845
HCA Healthcare *	100	8,500
Humana	36	9,391
Illumina *	45	10,351
Incyte *	46	4,554
Intuitive Surgical *	27	10,794
Johnson & Johnson	473	65,903
McKesson	42	6,205
Medtronic	237	19,465
Merck	490	27,082
Mylan *	120	4,384
Pfizer	1,073	38,907
Quest Diagnostics	99	9,748
Regeneron Pharmaceuticals *	18	6,513
Stryker	79	12,324
Thermo Fisher Scientific	76	14,650
UnitedHealth Group	157	35,822
Vertex Pharmaceuticals *	52	7,503
Zimmer Biomet Holdings	79	9,251
Zoetis, Cl A	102	7,374
		588,869
Industrials — 8.3%
3M	103	25,043
American Airlines Group	116	5,857
Boeing	103	28,509
Caterpillar	144	20,326
CSX	247	13,770
Cummins	55	9,207
Deere	79	11,839
Delta Air Lines	168	8,891
Eaton	119	9,256
Emerson Electric	210	13,612
FedEx	59	13,656
Fortive	108	8,062

The accompanying notes are an integral part of the financial statements.

REX Gold Hedged S&P 500 ETF

Consolidated Schedule of Investments

November 30, 2017 (Continued)

Description	Shares	Fair Value
General Dynamics	60	$12,430
General Electric	1,661	30,380
Honeywell International	99	15,440
Illinois Tool Works	115	19,464
Johnson Controls International	259	9,749
Lockheed Martin	50	15,956
Nielsen Holdings	201	7,381
Norfolk Southern	72	9,981
Northrop Grumman	40	12,296
PACCAR	86	6,048
Raytheon	72	13,763
Roper Technologies	48	12,826
Southwest Airlines	133	8,069
Stanley Black & Decker	75	12,722
Union Pacific	152	19,229
United Parcel Service, Cl B	132	16,032
United Technologies	141	17,124
Waste Management	108	8,883
		415,801
Information Technology — 20.5%
Accenture, Cl A	115	17,021
Activision Blizzard	172	10,733
Adobe Systems *	119	21,595
Alphabet, Cl A *	55	56,989
Alphabet, Cl C *	55	56,178
Amphenol, Cl A	111	10,055
Analog Devices	136	11,711
Apple	946	162,570
Applied Materials	256	13,509
Autodesk *	92	10,092
Automatic Data Processing	103	11,789
Broadcom	89	24,737
Cisco Systems	868	32,376
Cognizant Technology Solutions, Cl A	186	13,444
Corning	315	10,203
DXC Technology	66	6,345
eBay *	235	8,147
Electronic Arts *	87	9,252
Facebook, Cl A *	435	77,074
Fidelity National Information Services	123	11,603
Fiserv *	66	8,676
Hewlett Packard Enterprise	499	6,961
HP	462	9,910
Intel	907	40,669
International Business Machines	171	26,329
Intuit	63	9,905
Mastercard, Cl A	130	19,561
Micron Technology *	243	10,301
Microsoft	1,385	116,576
NVIDIA	128	25,691
Oracle	584	28,651
Paychex	130	8,750
PayPal Holdings *	222	16,812
QUALCOMM	332	22,025
salesforce.com *	168	17,526
TE Connectivity	120	11,333
Texas Instruments	241	23,447
Visa, Cl A	318	35,804
Western Digital	78	6,151
		1,020,501
Materials — 2.5%
Air Products & Chemicals	64	10,435
DowDuPont	416	29,935
Ecolab	85	11,553
Freeport-McMoRan, Cl B *	426	5,929
LyondellBasell Industries, Cl A	67	7,015
Martin Marietta Materials	51	10,628
Monsanto	96	11,361
Newmont Mining	150	5,549
PPG Industries	81	9,465
Praxair	72	11,082
Sherwin-Williams	27	10,784
		123,736
Real Estate — 2.6%
American Tower, Cl A ‡	103	14,824
AvalonBay Communities ‡	62	11,242
Boston Properties ‡	69	8,651
Crown Castle International ‡	102	11,526
Equinix ‡	29	13,470
Equity Residential ‡	171	11,426
Prologis ‡	177	11,723
Public Storage ‡	39	8,312
Simon Property Group ‡	73	11,808
Ventas ‡	159	10,178
Welltower ‡	111	7,488
Weyerhaeuser ‡	249	8,810
		129,458
Telecommunication Services — 1.7%
AT&T	1,115	40,563
CenturyLink	445	6,493
Verizon Communications	703	35,776
		82,832
Utilities — 2.4%
American Electric Power	111	8,617
Consolidated Edison	75	6,678
Dominion Energy	94	7,908

The accompanying notes are an integral part of the financial statements.

REX Gold Hedged S&P 500 ETF

Consolidated Schedule of Investments

November 30, 2017 (Concluded)

Description	Shares	Fair Value
Duke Energy	57	$5,083
Edison International	84	6,827
Eversource Energy	120	7,782
Exelon	187	7,800
NextEra Energy	63	9,956
PG&E	124	6,726
Pinnacle West Capital	97	8,906
PPL	207	7,591
Public Service Enterprise Group	162	8,596
Sempra Energy	54	6,533
Southern	184	9,421
WEC Energy Group	79	5,490
Xcel Energy	163	8,412
		122,326
Total Common Stock
(Cost $3,546,762)		4,222,994

Total Investments - 84.7%
(Cost $3,546,762)		$4,222,994

A summary of outstanding futures contracts held by the Fund at November 30, 2017 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Gold	38	Feb-2018	$4,866,943	$4,851,460	$(15,483)
S&P 500 Index E-MINI	6	Dec-2017	745,754	794,370	48,616
			$5,612,697	$5,645,830	$33,133

The futures contracts are held by REX Gold Hedged S&P 500 Subsidiary I as of November 30, 2017.

Percentages are based on Net Assets of $4,984,456

*	Non-income producing security.

‡	Real Estate Investment Trust.

Cl — Class

S&P — Standard & Poor’s

The following is a list of the inputs used as of November 30, 2017 in valuing the Fund’s investments and other instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,222,994	$—	$—	$4,222,994
Total Investments in Securities	$4,222,994	$—	$—	$4,222,994

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$48,616	$—	$—	$48,616
Unrealized Depreciation	(15,483)	—	—	(15,483)
Total Other Financial Instruments	$33,133	$—	$—	$33,133

*	Futures contracts are valued at unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended November 30, 2017, there were no Level 3 investments.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

REX Gold Hedged S&P 500 ETF

Consolidated Statement of Assets and Liabilities

November 30, 2017

Assets:
Investments at Fair Value	$4,222,994
Cash and Cash Equivalents	378,446
Cash Collateral on Futures	405,030
Dividends Receivable	9,153
Receivable for Variation Margin	6,840
Reclaims Receivable	31
Total Assets	5,022,494

Liabilities:
Payable for Variation Margin	36,100
Advisory Fees Payable	1,938
Total Liabilities	38,038

Net Assets	$4,984,456

Net Assets Consist of:
Paid-in Capital	$4,026,033
Accumulated Undistributed Net Investment Income	209,795
Accumulated Net Realized Gain on Investments	39,263
Net Unrealized Appreciation on Investments	676,232
Net Unrealized Appreciation on Futures Contracts	33,133
Net Assets	$4,984,456

Investments, at Cost	3,546,762
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	150,000
Net Asset Value, Offering and Redemption Price Per Share	$33.23

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

REX Gold Hedged S&P 500 ETF

Consolidated Statements of Operations

	Period Ended November 30, 2017(1)	Period Ended March 31, 2017(2)
Investment Income:
Dividend Income	$54,901	$46,969
Less: Foreign Taxes Withheld	(10)	—
Total Investment Income	54,891	46,969

Expenses:
Advisory Fees	14,150	14,848
Total Expenses	14,150	14,848

Net Investment Income	40,741	32,121

Net Realized Gain (Loss) on:
Investments	13,861	107,484	(3)
Futures Contracts	163,872	(117,641)
Net Change in Unrealized Appreciation (Depreciation):
Investments	409,760	266,472
Futures Contracts	(3,445)	36,578
Net Realized and Unrealized Gain on Investments	584,048	292,893

Net Increase in Net Assets Resulting from Operations	$624,789	$325,014

(1)	For the period April 1, 2017 to November 30, 2017. Effective September 25, 2017, the Fund changed their year end to November 30 (see Note 1 in Notes to Financial Statements).

(2)	Commenced operations on April 4, 2016.

(3)	Includes realized gains as a result of in-kind transactions (see Note 7).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

REX Gold Hedged S&P 500 ETF

Consolidated Statements of Changes in Net Assets

	Period Ended November 30, 2017(1)	Period Ended March 31, 2017(2)
Operations:
Net Investment Income	$40,741	$32,121
Net Realized Gain (Loss) on Investments and Futures Contracts	177,733	(10,157	)(3)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	406,315	303,050
Net Increase in Net Assets Resulting from Operations	624,789	325,014

Distributions to Shareholders:
Net Investment Income	—	(25,622)
Net Realized Gains	—	(2,910)
Total Distributions to Shareholders	—	(28,532)

Capital Share Transactions:
Issued	1,450,224	6,462,877
Redeemed	—	(3,849,916)
Increase in Net Assets from Capital Share Transactions	1,450,224	2,612,961

Total Increase in Net Assets	2,075,013	2,909,443

Net Assets:
Beginning of Period	2,909,443	—
End of Period (Includes Accumulated Undistributed Net Investment Income of $209,795 and $8,379, respectively)	$4,984,456	$2,909,443

Share Transactions:
Issued	50,000	250,000
Redeemed	—	(150,000)
Net Increase in Shares Outstanding from Share Transactions	50,000	100,000

(1)	For the period April 1, 2017 to November 30, 2017. Effective September 25, 2017, the Fund changed their year end to November 30 (see Note 1 in Notes to Financial Statements).

(2)	Commenced operations on April 4, 2016.

(3)	Includes realized gains as a result of in-kind transactions (see Note 7).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

REX Gold Hedged S&P 500 ETF

Consolidated Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

		Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(2)
REX Gold Hedged S&P 500 ETF
2017	†	$29.09	$0.29	$3.85	$4.14	$—	$—	$—	$33.23	$33.23	14.23%	$4,984	0.48	%(3)	1.38	%(3)	9%
2017	‡	$25.00	$0.28	$4.10	$4.38	$(0.26)	$(0.03)	$(0.29)	$29.09	$29.05	17.67%	$2,909	0.48	%(3)	1.04	%(3)	24%

*	Per share data calculated using average shares method.

†	For the period April 1, 2017 to November 30, 2017 (see Note 1).

‡	For the period April 4, 2016 (commencement of operations) to March 31, 2017.

(1)	Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

(3)	Annualized.

The accompanying notes are an integral part of the financial statements.

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

November 30, 2017

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company consisting of multiple investment portfolios. The consolidated financial statements herein are those of the Rex Gold Hedged S&P 500 ETF (“Fund”). The Fund seeks to outperform the total return performance of the S&P 500 Dynamic Gold Hedged Index by actively hedging the returns of the S&P 500® Index using gold futures. The Fund is classified as a “non-diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Vident Investment Advisory, LLC (the “Sub-Adviser”), serves as the sub-adviser to the Fund. The Fund commenced operations on April 4, 2016. At a meeting held on September 25, 2017, the Trust’s Board of Trustees approved a change to the Fund’s tax and fiscal year end from March 31st to November 30th.

The REX Gold Hedged S&P 500 Subsidiary I (the “Subsidiary”) is a wholly-owned subsidiary of the REX Gold Hedged S&P 500 ETF. The Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Fund and its subsidiary have been consolidated in the Consolidated Schedules of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statements of Operations and Consolidated Statements of Changes in Net Assets.

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies ASC (“ASC 946”), and concluded that each Fund meets criteria of an “investment company,” and therefore, the Fund prepares its consolidated financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

November 30, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security will be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Futures are valued at the settlement price established each day by the board of the exchange on which they are traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value their securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended November 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

November 30, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For the period ended November 30, 2017, there have been no significant changes to the Fund’s fair valuation methodologies.

Investment in the Subsidiary — The Fund will achieve commodities exposure primarily through investment in the Subsidiary. Such investment may not exceed 25% of the Fund’s total assets, as measured at the end of every quarter of the Fund’s taxable year. The Subsidiary will invest in derivatives including futures contracts and commodity-linked instruments, and other investments intended to serve as margin or collateral or otherwise support the Subsidiary’s derivatives positions. Unlike the Fund, the Subsidiary may invest without limitation in futures and may use leveraged investment techniques. The Subsidiary otherwise is subject to the same general investment policies and restrictions as the Fund. Except as noted, references to the investment strategies of the Fund for non-equity securities include the investment strategies of the Subsidiary.

The Subsidiary is not registered under the 1940 Act. As an investor in its Subsidiary, the Fund, as the Subsidiary’s sole shareholder, does not have the protections offered to investors in registered investment companies. However, because the Fund wholly owns and controls its Subsidiary, and the Fund and Subsidiary are managed by the Adviser, it is unlikely that the Subsidiary would take action contrary to the interests of the Fund or the Fund’s shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investments in the Subsidiary, and the Fund’s role as the sole shareholder of its Subsidiary. Also, in managing the Subsidiary’s portfolio, the Adviser is subject to the same investment restrictions and operational guidelines that apply to the management of the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate and could negatively affect the Fund and its shareholders.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the consolidated financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of Federal and state income taxes, if any, as income tax expense on their Consolidated Statements of Operations. As of November 30, 2017, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on their tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Futures Contracts — The Fund’s Subsidiary utilized futures contracts during the period ended November 30, 2017 to meet its investment objective. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested (received) in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

November 30, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Finally, the risk exists that losses could exceed amounts disclosed on the Consolidated Statement of Assets and Liabilities. As of November 30, 2017, the Fund had open futures contracts and during the period ended, all futures contracts held had equity and commodity risk exposures. Refer to the Fund’s Consolidated Schedule of Investments for details regarding open futures contracts as of November 30, 2017. The unrealized appreciation on futures contracts is presented on the Consolidated Statement of Assets and Liabilities as “Net Unrealized Appreciation on Futures Contracts.” The amount of realized gain (loss) on futures contracts is presented on the Consolidated Statements of Operations as “Net Realized Gain (Loss) on Futures Contracts.” The change in the net fair value of the futures contracts is included in the Consolidated Statements of Operations as “Net change in Unrealized Appreciation on Futures Contracts.” A margin deposit held at one counter party for the futures contracts is included in “Cash Collateral on Futures” on the Consolidated Statement of Assets and Liabilities.

Cash and Cash Equivalents — Idle cash may be swept into various time deposits and is classified as cash and cash equivalents on the Consolidated Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Commodity-Linked Investments — To the extent consistent with its investment objective and strategies, the REX Gold Hedged S&P 500 ETF may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices.

The REX Gold Hedged S&P 500 ETF may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in its Subsidiary.

In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. Certain of the Fund’s investments generally do not generate qualifying income if made directly by the Fund. The Fund, however, intends to gain exposure to certain non-qualifying investments, including commodities investments, through its investment in its wholly-owned Subsidiary. The Subsidiary intends to invest in futures contracts or commodity-linked instruments.

Creation Units — The Fund issues and redeems shares (“Shares”) on a continuous basis at NAV and only in large blocks of 50,000 Shares (each block of Shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a minimum creation transaction fee of $500 per transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 per transaction. In addition to the fixed creation or redemption transaction fee, to the extent a Creation Unit consists of more than 100 securities, an additional creation transaction fee may be charged. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

November 30, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of November 30, 2017:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
REX Gold Hedged S&P 500 ETF	50,000	$500	$1,661,500	$500

To the extent the Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund at all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. OFFSETTING ASSETS AND LIABILITIES

Certain derivative contracts are executed under standard netting agreements. A derivative netting agreement creates an enforceable right of set off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

November 30, 2017 (Continued)

3. OFFSETTING ASSETS AND LIABILITIES (continued)

The following tables present the Fund’s gross derivative assets and liabilities net of amounts available for offset under netting arrangements as of November 30, 2017:

REX Gold Hedged S&P 500 ETF
Offsetting of Derivative Assets
				Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received(a)	Net Amount
Derivative Assets
Futures Contracts	$6,840	$—	$6,840	$(6,840)	$—	$—
Total	$6,840	$—	$6,840	$(6,840)	$—	$—

Offsetting of Derivative Liabilities
				Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received(a)	Net Amount
Derivative Liabilities
Futures Contracts	$(36,100)	$—	$(36,100)	$6,840	$29,260	$—
Total	$(36,100)	$—	$(36,100)	$6,840	$29,260	$—

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

4. DERIVATIVE TRANSACTIONS

The following tables include more than one type of risk on derivatives held throughout the period.

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

November 30, 2017 (Continued)

4. DERIVATIVE TRANSACTIONS (continued)

The fair value of derivative instruments as of November 30, 2017 was as follows:

	Asset Derivatives			Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
REX Gold Hedged S&P 500 ETF
Commodity contracts	Net Assets — Net unrealized appreciation on futures contracts	$—		Net Assets — Net unrealized depreciation on futures contracts	$(15,482	)*
Equity contracts	Net Assets — Net unrealized appreciation on futures contracts	48,616	*	Net Assets — Net unrealized depreciation on futures contracts	—
Total Derivatives not accounted for as hedging instruments		$48,616			$(15,482)

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The effect of derivative instruments on the Consolidated Statements of Operations for the period ended November 30, 2017.

Amount of realized gain (loss) on derivatives recognized in income (loss):

Futures
REX Gold Hedged S&P 500 ETF
Commodity contracts	$118,698
Equity contracts	45,174
Total	$163,872

Net change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Futures
REX Gold Hedged S&P 500 ETF
Commodity contracts	$(53,009)
Equity contracts	49,564
Total	$(3,445)

The table below discloses the volume of the Fund’s futures contracts during the period ended November 30, 2017:

REX Gold Hedged S&P 500 ETF
Commodity Futures contracts:
Average Notional Balance Long	$4,254,317
Ending Notional Balance Long	4,866,942
Equity Futures contracts:
Average Notional Balance Long	$807,131
Ending Notional Balance Long	745,754

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

November 30, 2017 (Continued)

5. BASIS FOR CONSOLIDATION

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, and the consolidated Financial Highlights of the Fund includes the accounts of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation for the Fund. The Subsidiary has a fiscal year end of November 30th for financial statement consolidation purposes.

The Subsidiary is classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). The Subsidiary’s taxable income is included in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

The Fund may invest up to 25% of its total assets in the Subsidiary.

A summary of the Fund’s investments in the Subsidiary is as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at November 30, 2017	% of Total Assets at November 30, 2017
REX Gold Hedged S&P 500 ETF Subsidiary 1	April 4, 2016	$379,364	7.6%

Gains and losses attributed to the Fund’s investments in the Subsidiary are as follows:

REX Gold Hedged S&P 500 ETF Subsidiary 1
Net Realized Gain on Futures Contracts	$163,872
Net Change in Unrealized Appreciation on Futures Contracts	(3,445)
Total Net Realized and Unrealized Gains Attributed to the Fund’s Investments in Subsidiary	$160,427

6. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC, or the Adviser, is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Adviser serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.48% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

November 30, 2017 (Continued)

6. AGREEMENTS (continued)

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

The Adviser has entered into a Sub-License, Marketing Support, and Expense Reimbursement Agreement (“Expense Reimbursement Agreement”) with Rex Shares, LLC, (the “Sponsor”). Under the Expense Reimbursement Agreement, the Sponsor agrees to sub-license the use of the Fund’s benchmark index to the Adviser and assumes the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses.

The Subsidiary is managed by the Adviser and pursuant to a management agreement between the Subsidiary and the Adviser (the “Subsidiary Agreement”), the Adviser will: (i) provide management services; (ii) pay all expenses incurred by the Subsidiary except for the fee paid to the Adviser pursuant to the Subsidiary Agreement (the “Subsidiary Management Fee”), interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and extraordinary expenses; and, in consideration thereof (iii) receive the Subsidiary Management Fee. The Adviser has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the Subsidiary Management Fee, if any, paid to the Adviser by the Fund’s Subsidiary. The Adviser earned $0 Subsidiary Management Fees for the period ended November 30, 2017.

The Fund intends to, and the Subsidiary may, invest a portion of its assets in shares of other investment companies (“Acquired Funds”) and, in connection with such investment, may incur acquired fund fees and expenses (“AFFE”). The Adviser agrees to waive all or any portion of the Fund Management Fee to the extent of the amount of any AFFE (excluding AFFE generated from holdings in Acquired Funds for cash management purposes) incurred by the Fund or the Subsidiary. This undertaking will continue in effect with respect to the Fund and the Subsidiary through July 31, 2018 initially and thereafter will continue in effect for successive one year periods, unless the Adviser notifies the Trust’s Board of Trustees prior to the conclusion of the then-current term of its intent to terminate the arrangement effective upon the conclusion of that term.

Sub-Advisory Agreement

Vident Investment Advisory, LLC, or the Sub-Adviser, is a Delaware limited liability company, located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia, 30076. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly at an annual rate of the average daily net assets of the Fund as follows: 1) 5 basis points on up to $250 million in assets; 2) 4 basis points on the next $250 million; 3) 3 basis points on all assets above $500 million; subject to an annual minimum fee of $30,000.

The Subsidiary is sub-advised by the Sub-Adviser. The Adviser, and not the Fund or its Subsidiary, pays the Sub-Adviser’s fees.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the period ended November 30, 2017, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

November 30, 2017 (Continued)

6. AGREEMENTS (continued)

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust are also employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

7. INVESTMENT TRANSACTIONS

For the period ended November 30, 2017, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
REX Gold Hedged S&P 500 ETF	$660,604	$300,486

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended November 30, 2017, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
REX Gold Hedged S&P 500 ETF	$1,169,785	$—	$—

8. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss), or accumulated net realized gain (loss) as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences are primarily related to REIT adjustments and book/tax differences related to the treatment of earnings of subsidiary have been reclassified to/from the following accounts during the period ended November 30, 2017:

	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid–in- Capital
REX Gold Hedged S&P 500 ETF	$160,675	$(164,117)	$3,442

The reclassifications have no impact on net assets or net asset value per share.

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

November 30, 2017 (Continued)

8. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the periods ended March 31 and November 30, 2017, respectively, were as follows:

	Ordinary Income	Totals
REX Gold Hedged S&P 500 ETF
November 30, 2017	$—	$—
March 31, 2017	28,532	28,532

As of November 30, 2017, the components of accumulated gains on a tax basis were as follows:

REX Gold Hedged S&P 500 ETF
Undistributed Ordinary Income	$256,294
Undistributed long-term capital gain	4,064
Other temporary differences	3
Unrealized appreciation (depreciation)	664,929
Total Accumulated Gains	$925,290

For Federal income tax purposes, the cost of securities owned at November 30, 2017, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales adjustment, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding futures contracts, held by the Fund at November 30, 2017, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
REX Gold Hedged S&P 500 ETF	$3,558,065	$747,489	$(82,560)	$664,929

9. RISKS OF INVESTING IN THE FUND

As with all ETFs, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

The Fund will not, under normal circumstances, invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies composing the S&P 500® Index or in instruments that have economic characteristics similar to those equity securities on the S&P 500® Index.

Concentration Risk

From time to time, the Fund may invest a significant percentage of their assets in issuers in a single industry (or the same group of industries) or sector of the economy. To the extent the Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, the Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if the Fund’s investments were more broadly diversified.

REX Gold Hedged S&P 500 ETF

Notes to the Consolidated Financial Statements

November 30, 2017 (Concluded)

9. RISKS OF INVESTING IN THE FUND (continued)

Derivatives Risk

The Fund uses futures contracts, which is a type of derivative contract. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate, or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

Non-Diversification Risk

The Fund is non-diversified, meaning that, as compared to a diversified fund, they can invest a greater percentage of their assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Subsidiary Risk

The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

10. OTHER

At November 30, 2017, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

11. REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s consolidated financial statements and related disclosures or impact the Fund’s consolidated net assets or results of operations.

12. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the consolidated financial statements were issued. Based on this evaluation, no adjustments were required to the consolidated financial statements as of November 30, 2017.

On December 26, 2017, the Fund declared a distribution payable of $1.4248 per share of ordinary income, $0.3100 per share of short-term capital gains, and $0.0271 per share of long-term capital gains to shareholders of record on December 27, 2017, and payable on December 29, 2017.

REX Gold Hedged S&P 500 ETF

Report of Independent Registered Public Accounting Firm

November 30, 2017

To the Shareholders of REX Gold Hedged S&P 500 ETF and
Board of Trustees of Exchange Traded Concepts Trust

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of REX Gold Hedged S&P 500 ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of November 30, 2017, and the related consolidated statements of operations, and changes in net assets and the consolidated financial highlights for each of the two periods in the period then ended. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of REX Gold Hedged S&P 500 ETF as of November 30, 2017, the results of its operations, changes in its net assets and its financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 29, 2018

REX Gold Hedged S&P 500 ETF

Trustees and Officers of the Trust

(Unaudited)

The following chart lists Trustees and Officers as of November 30, 2017.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Advisor or the Administrator.

Set forth below are the names, years of birth, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-(844)-REX-1414.

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust, 2009 to 2011 – Chief Executive Officer and Secretary, 2011 - present – President; Exchange Traded Concepts, LLC, 2009 to present – Chief Executive Officer; Exchange Listed Funds Trust, 2012 to present - President	11	ETF Series Solutions (2012 - 2014) - Trustee
Independent Trustees
Timothy Jacoby c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1952)	Trustee	Since 2014	Deloitte & Touche LLP, 2000 to 2014 – Partner	18	Exchange Listed Funds Trust (7) - Trustee; Source ETF Trust (2014 - 2015) - Trustee; Edward Jones Money Market Fund - Trustee
David M. Mahle c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1944)	Trustee	Since 2011	Jones Day, 2012 to 2015 – Consultant; Jones Day, 2008 to 2011 – Of Counsel; Jones Day, 1988 to 2008 – Partner; Simplon International Ltd., 2012 to present – Director	18	Exchange Listed Funds Trust (7) - Trustee, Source ETF Trust (2014 - 2015) - Trustee

REX Gold Hedged S&P 500 ETF

Trustees and Officers of the Trust

(Unaudited) (Continued)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
Kurt Wolfgruber c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1950)	Trustee	Since 2012	Amherst Asset Management, 2010 to present – Independent Advisor	18	New Mountain Finance Corp. - Director; Exchange Listed Funds Trust (7) - Trustee; Source ETF Trust (2014 - 2015) - Trustee
Mark Zurack c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1957)	Trustee	Since 2011	Columbia Business School, 2002 to present – Professor	11	AQR Funds (44) - Trustee; Source ETF Trust (2014 - 2015) - Trustee

(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

REX Gold Hedged S&P 500 ETF

Trustees and Officers of the Trust

(Unaudited) (Concluded)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Officers
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)

T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust, 2009 to 2011 – Chief Executive Officer and Secretary, 2011 to present – President; Exchange Traded Concepts, LLC, 2009 to present – Chief Executive Officer; Exchange Listed Funds Trust, 2012 to present – President

ETF Series Solutions, 2012 - 2014 - Trustee
Richard Hogan c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1961)	Secretary	Since 2011

Exchange Traded Concepts, LLC, 2011 to present – President; Private Investor – 2003 to present; Exchange Traded Concepts Trust, 2011 to present – Secretary; Peconic Land Trust, 2012 to 2016 – Board Member; Yorkville ETF Advisors, 2011 to 2016 – Managing Member

Board Member of Peconic Land Trust of Suffolk County, NY; Exchange Listed Funds Trust (5) - Trustee
James J. Baker Jr. c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1951)	Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present – Managing Partner; Yorkville ETF Advisors, 2012 to 2016 – Managing Partner; Goldman Sachs, 2000 to 2011 – Vice President	None
Eric Kleinschmidt c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services, 2004 to present	None
Alyssa Garie c/o Cipperman Compliance Services LLC 480 Swedesford Road, Suite 300 Wayne, PA 19087 (1984)	Chief Compliance Officer	Since 2017	Cipperman Compliance Services, LLC, 2014 to present – Vice President; Mondrian Investment Partners (U.S.), Inc. 2006 to 2013 – Senior Associate.	None

REX Gold Hedged S&P 500 ETF

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, dividend expense on securities sold short, and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2017 to November 30, 2017).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/01/17	Ending Account Value 11/30/17	Annualized Expense Ratios	Expenses Paid During Period(1)
REX Gold Hedged S&P 500 ETF
Actual Fund Return	$ 1,000.00	$ 1,097.80	0.48%	$ 2.52
Hypothetical 5% Return	$ 1,000.00	$ 1,022.66	0.48%	$ 2.52

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/365 (to reflect the one-half year period shown).

REX Gold Hedged S&P 500 ETF

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.rexetf.com.

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, Georgia 30076

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

REX-AR-001-0200

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen Fund Audit Services, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year Ended November 2017			Fiscal Year Ended March 2017
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$80,000	$0	$0	$32,000	N/A	N/A
(b)	Audit-Related Fees	$0	$0	$0	N/A	N/A	N/A
(c)	Tax Fees	$21,500	$0	$0	$8,000	N/A	N/A
(d)	All Other Fees	$0	$0	$0	N/A	N/A	N/A

		Fiscal Year Ended November 2016
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$28,500	$0	$0
(b)	Audit-Related Fees	$0	$0	$0
(c)	Tax Fees	$6,000	$0	$0
(d)	All Other Fees	$0	$0	$0

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows (Cohen):

	Fiscal Year Ended November 2017	Fiscal Year Ended March 2017	Fiscal Year Ended November 2016
Audit-Related Fees	0%	0%	0%
Tax Fees	0%	0%	0%
All Other Fees	0%	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal year 2017, 2017, and 2016 were $0, $0, and $0, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees, Mark Zurack, Timothy Jacoby, David M. Mahle, and Kurt Wolfgruber.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 8, 2018

By	/s/ James J. Baker
James J. Baker Jr., Treasurer

Date: February 8, 2018